Subsequent Events (Details) - Subsequent Event [Member]	Sep. 11, 2023 USD ($) $ / shares
Subsequent Events (Details) [Line Items]
Aggregate principal amount | $	$ 3,000,000
Interest rate	6.00%
Share price | $ / shares	$ 2.42